UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street

         London,  UK     W1K 3JR,

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $213,547 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO CORP                      COM              001084102      918    17533 SH       SOLE                    17533        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102      544    16000 SH       SOLE                    16000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1708    70000 SH       SOLE                    70000        0        0
CVS CAREMARK CORPORATION       COM              126650100     1373    34515 SH       SOLE                    34515        0        0
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2     5453  6250000 PRN      SOLE                  6250000        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5     9000 12500000 PRN      SOLE                 12500000        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108      920    15680 SH       SOLE                    15680        0        0
GENERAL MTRS CORP              COM              370442105      974    87000 SH       SOLE                    87000        0        0
HESS CORP                      COM              42809H107     1277    10038 SH       SOLE                    10038        0        0
HEWLETT PACKARD CO             COM              428236103     1082    24465 SH       SOLE                    24465        0        0
LEHMAN BROS HLDGS INC          COM              524908100     6942   322881 SH       SOLE                   322881        0        0
MCDERMOTT INTL INC             COM              580037109      746    12200 SH       SOLE                    12200        0        0
MCDONALDS CORP                 COM              580135101     1213    21200 SH       SOLE                    21200        0        0
OWENS CORNING NEW              COM              690742101   104320  4527780 SH       SOLE                  4527780        0        0
PARKER DRILLING CO             COM              701081101     1058   105000 SH       SOLE                   105000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     6132   300000 SH       SOLE                   300000        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     1690   100000 SH       SOLE                   100000        0        0
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500%12/1  893830AW9    28500 25000000 PRN      SOLE                 25000000        0        0
VANGUARD WORLD FDS             FINANCIALS ETF   92204A405     1252    32500 SH       SOLE                    32500        0        0
VIRGIN MEDIA INC               COM              92769L101    13400  1000000 SH       SOLE                  1000000        0        0
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3    13275 15000000 PRN      SOLE                 15000000        0        0
WACHOVIA CORP NEW              COM              929903102     7911   510600 SH       SOLE                   510600        0        0
WASHINGTON MUT INC             COM              939322103     3859   804000 SH       SOLE                   804000        0        0